Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2024
MingZhu Investment Limited (“MingZhu BVI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A British Virgin Islands company Incorporated on January 15, 2018 A holding company
Ownership	100% directly owned by MingZhu Cayman
YGMZ (Hong Kong) Limited (“MingZhu HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A Hong Kong company Incorporated on February 2, 2018 A holding company
Ownership	100% directly owned by MingZhu BVI
Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu” or “Mingzhu”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company Incorporated on July 10, 2002 Providing trucking services
Ownership	100% directly owned by MingZhu HK
Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company Incorporated on September 5, 2018 Transportation and supply chain management services
Ownership	100% directly owned by MingZhu HK
Shenzhen Pengcheng Shengshi Logistics Co., Ltd (“MingZhu Pengcheng”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company Incorporated on April 7, 2010 Providing trucking services
Ownership	100% directly owned by MingZhu
Yinhua (BVI) Limited (“Yinhua”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A British Virgin Islands company Incorporated on November 12, 2021 A holding company
Ownership	100% directly owned by MingZhu Cayman
Yinhua (HK) Limited (“Yinhua HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A Hong Kong company Incorporated on December 1, 2021 A holding company
Ownership	100% directly owned by Yinhua
Zhejiang Caiyunlian Technology Co. Ltd. (“Yinhua WFOE”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company Incorporated on January 7, 2021 A holding company
Ownership	100% directly owned by Yinhua HK
Hainan Zhisheng Automobile Services Co., Ltd. (“Zhisheng”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company Incorporated on September 13, 2018 A comprehensive auto related service platform to serve auto insurance companies
Ownership	100% owned by Yinhua WFOE via contractual arrangements
Feipeng Global Limited (“Feipeng BVI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A British Virgin Islands company Incorporated on March 17, 2022 A holding company
Ownership	100% directly owned by MingZhu Cayman
Feipeng Enterprises (HK) Limited (“Feipeng HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A Hong Kong company Incorporated on April 27, 2022 A holding company
Ownership	100% directly owned by Feipeng BVI
Shenzhen Feipeng Zongheng Supply Chain Management Co., Ltd. (“Feipeng WFOE”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company Incorporated on September 13, 2022 A holding company
Ownership	100% directly owned by Feipeng HK
Xinjiang Feipeng Logistics Co., Ltd. (“Feipeng”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company Incorporated on July 3, 2014 A regional trucking services provider
Ownership	100% owned by Feipeng WFOE via contractual arrangements
Shanghai Feipeng Supply Chain Management Co., Ltd (“Shanghai Feipeng”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company Incorporated on December 28, 2017 A regional trucking services provider
Ownership	100% owned by Xinjiang Feipeng via contractual arrangements
Liquor Alliance Investment (BVI) Limited (“Alliance BVI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A British Virgin Islands company Incorporated on April 28, 2023 A holding company
Ownership	100% directly owned by MingZhu Cayman
Alliance Liquor Investment (HK) Limited (“Alliance HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A Hong Kong company Incorporated on March 17, 2023 A holding company
Ownership	100% directly owned by Alliance BVI
Xiamen Alliance Management Consulting Co., Ltd. (“Alliance WFOE”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company Incorporated on May 5, 2023 A holding company
Ownership	100% directly owned by Alliance HK
Xiamen Alliance Liquor Industry Group Co., Ltd.(“Liquor Alliance”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company Incorporated on November 24, 2021 A liquor distributor
Ownership	100% directly owned by Alliance WFOE